Equity affiliates, other investments and related parties - Contribution of equity affiliates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity value
Total Associates	$ 12,177	$ 11,819	$ 11,255
Total Joint ventures	4,791	4,039	3,751
Total Equity value	16,968	15,858	15,006
Loans	5,135	4,718	4,378
Total Equity value and Loans	22,103	20,576	19,384
Profit/(loss)
Total Associates	1,694	1,530	2,004
Total Joint ventures	321	684	357
Total share of profit/(loss) of equity affiliates	2,015	2,214	2,361
Other comprehensive income
Total Associates	(801)	847	139
Total Joint ventures	124	88	(19)
Total share of other comprehensive income of equity affiliates, net amount	$ (677)	$ 935	$ 120